Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Operating Loss Carryforwards [Line Items]
Increase (decrease) in valuation allowance	$ 7.6	$ 7.1
Net operating loss carryforwards expiration year	2034
Internal Revenue Service (IRS) [Member] | Earliest Tax Year [Member]
Operating Loss Carryforwards [Line Items]
Tax year open to examination	2006
Internal Revenue Service (IRS) [Member] | Latest Tax Year [Member]
Operating Loss Carryforwards [Line Items]
Tax year open to examination	2014
Federal [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	77.3
Federal [Member] | Research [Member]
Operating Loss Carryforwards [Line Items]
Research and development credit carryforwards	1.2
Research and development tax credit carryforwards expiration year	2034
State [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	58.1
State [Member] | Research [Member]
Operating Loss Carryforwards [Line Items]
Research and development credit carryforwards	$ 0.8
Research and development tax credit carryforwards expiration year	2029